Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flow from operating activities
Net loss		$ (4,633)	$ (3,599)
Adjustments required to reconcile net loss to net cash used in operating activities
Stock-based compensation expense		312	201
Amortization of discount (premium) on marketable debt securities		(2)	16
Financial expenses related to SEPA		102	32
Impairment of Associate			526
Interest income and translation differences from short-term deposits		81	(70)
Interest income from loan to associate			(10)
Loss (gain) from realization of marketable debt securities		140	(19)
Finance expenses			1
Changes in operating assets and liabilities:
Decrease in other accounts receivable		107	239
Increase (decrease) in trade payables		(114)	61
Increase (decrease) in other accounts payable		(656)	187
Net cash used in operating activities		(4,663)	(2,435)
Cash flow from investing activities
Purchase of available for sale securities		(1,567)	(1,686)
Withdrawal from (investment in) short term deposits		4,600	(3,900)
Acquisition of business, net of cash acquired		(3,183)
Sale of available-for-sale securities		2,545	786
Net cash provided by (used in) investing activities		2,395	(4,800)
Cash flow from financing activities
Issuance of ordinary shares in relation to ATM	[1]		7,474
Issuance of ordinary shares in relation to SEPA	[2]	1,203	75
Net cash provided by financing activities		1,203	7,549
Increase (decrease) in cash and cash equivalents and restricted cash		(1,065)	314
Cash and cash equivalents and restricted cash at the beginning of the period		4,109	4,773
Cash and cash equivalents and restricted cash at the end of the period		3,044	5,087
Supplemental disclosure of cash flow information:
Cash received from interest		$ 600	$ 376

[1]	See Note 3.3
[2]	See Note 3.2